Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Operating loss for the year	$ (18,623)	$ (38,017)	$ (39,624)
Adjustments to reconcile net loss to net cash used in activities:
Share-based payments	941	1,708	513
Warrant issued for services performed		110
Gain on settlement of contract disputes			(83)
Interest received	97	134	70
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	91	60	(233)
Trade payables and accrued liabilities	(3,952)	(1,431)	11,415
Net cash used in operating activities	(21,446)	(37,436)	(27,942)
Financing activities
Proceeds from issuance of term loan		15,000
Costs of issuance of term loan		(576)
Proceeds from issue of share capital	13,422	25,417	24,996
Costs of issuance of share capital	(749)	(1,734)	(3,370)
Proceeds from exercise of warrants and options	145	419	117
Interest paid	(1,585)	(71)	(315)
Net cash provided by financing activities	11,233	38,455	21,428
Net change in cash	(10,213)	1,019	(6,514)
Cash, beginning of the year	22,651	21,830	28,595
Effect of foreign exchange rate changes	(159)	(198)	(251)
Cash, end of the year	$ 12,279	22,651	21,830
Non-cash financing activity
Conversion of notes payable to ordinary shares			3,551
Fair value of warrants issued in conjunction with issuance of share capital			$ 5,662
Fair value of warrants issued in conjunction with issuance of term loan		$ 420